SUBSEQUENT EVENTS (Details Narrative)	6 Months Ended
Jun. 30, 2022 USD ($) shares
Subsequent Events [Abstract]
Number of common stock sold | shares	500,000
Proceeds from Issuance of Common Stock | $	$ 750,000